CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

42      CONTINGENT LIABILITIES

As of December 31, 2021 and the date of this report, the Group is in process of application with related government departments for re-verifying carbon emission data for certain coal-fired power plants to avoid unnecessary obligations of excessive emission, the conclusion of which will not result in material additional liabilities to be recognized by the Group.

The Group is a defendant in a number of lawsuits arising in the ordinary course of business. While the outcomes of such lawsuits cannot be determined at present, management believes that any resulting liabilities will not have a material adverse effect on the financial position or operating results the Group.